Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
List of Subsidiaries

Vessel Owning Company	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	May 19, 2011	Box Queen	2006	4,546
Amorita Development Inc.1	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	August 3, 2011	Box Emma	2004	5,060
Triton Shipping Limited3	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	July 5, 2012	OOCL China	1996	5,344

Non-vessel owning subsidiary - dormant:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

Charterer Revenue Percentage
	% of time charter revenue
Charterer	2012	2013	2014
Compania Sud Americana De Vapores S.A.	31%	19%	25%
CMA CGM	24%	22%	14%
A.P. Moller - Maersk A/S	15%	12%	-
Mediterranean Shipping Co. S.A.	15%	14%	16%
Orient Overseas Container Line Limited	14%	26%	35%